Exhibit 99.1

NISSAN AUTO LEASE TRUST 2019-A

Servicer’s Report

Collection Period Start	1-Feb-21	Distribution Date	15-Mar-21
Collection Period End	28-Feb-21	30/360 Days	30
Beg. of Interest Period	16-Feb-21	Actual/360 Days	27
End of Interest Period	15-Mar-21

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,506,027,540.24	584,261,897.75	536,541,849.83	0.3562630
Total Securities		1,506,027,540.24	584,261,897.75	536,541,849.83	0.3562630
Class A-1 Notes	2.598810%	175,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	2.710000%	530,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.000000%	0.00	0.00	0.00	0.0000000
Class A-3 Notes	2.760000%	437,000,000.00	220,234,357.51	172,514,309.59	0.3947696
Class A-4 Notes	2.780000%	108,000,000.00	108,000,000.00	108,000,000.00	1.0000000
Certificates	0.000000%	256,027,540.24	256,027,540.24	256,027,540.24	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	47,720,047.92	506,539.02	109.1991943	1.1591282
Class A-4 Notes	0.00	250,200.00	0.0000000	2.3166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	47,720,047.92	756,739.02

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					8,113,541.26
Monthly Interest					4,226,890.66

Total Monthly Payments					12,340,431.92
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					935,028.96
Aggregate Sales Proceeds Advance					13,021,083.24

Total Advances					13,956,112.20
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					46,296,021.53
Excess Wear and Tear and Excess Mileage					231,116.73
Remaining Payoffs					0.00
Net Insurance Proceeds					810,485.92
Residual Value Surplus					5,537,364.41

Total Collections					79,171,532.71

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		13,665,537.95			779
Involuntary Repossession		35,202.00			3
Voluntary Repossession		47,942.00			3
Full Termination		16,404,197.00			980
Bankruptcty		23,573.00			1
Insurance Payoff			803,810.64		49
Customer Payoff				391,157.28	21
Grounding Dealer Payoff				17,359,784.53	1,017
Dealer Purchase				2,648,629.75	135

Total		30,176,451.95	803,810.64	20,399,571.56	2,988

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	36,592	741,510,977.28	7.00000%	584,261,897.75
Total Depreciation Received		(11,648,340.90)		(9,719,210.46)
Principal Amount of Gross Losses	(76)	(1,337,538.02)		(1,076,352.85)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(629)	(11,817,218.28)		(9,214,381.03)
Scheduled Terminations	(1,978)	(34,871,746.59)		(27,710,103.58)

Pool Balance - End of Period	33,909	681,836,133.49		536,541,849.83
Remaining Pool Balance
Lease Payment				77,980,758.35
Residual Value				458,561,091.48

Total				536,541,849.83

NISSAN AUTO LEASE TRUST 2019-A

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	79,171,532.71
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	79,171,532.71
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	458,160.42
3. Reimbursement of Sales Proceeds Advance	17,040,473.79
4. Servicing Fee:
Servicing Fee Due	486,884.91
Servicing Fee Paid	486,884.91
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	17,985,519.12
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	506,539.02
Class A-3 Notes Monthly Interest Paid	506,539.02
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	250,200.00
Class A-4 Notes Monthly Interest Paid	250,200.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	756,739.02
Total Note and Certificate Monthly Interest Paid	756,739.02
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	60,429,274.57
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	47,720,047.92
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	47,720,047.92
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	12,709,226.65

NISSAN AUTO LEASE TRUST 2019-A

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			7,530,137.70
Required Reserve Account Amount			7,530,137.70
Beginning Reserve Account Balance			7,530,137.70
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			7,530,137.70
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			12,709,226.65
Gross Reserve Account Balance			20,239,364.35
Remaining Available Collections Released to Seller			12,709,226.65
Total Ending Reserve Account Balance			7,530,137.70

V. POOL STATISTICS

Weighted Average Remaining Maturity			6.20
Monthly Prepayment Speed			27%
Lifetime Prepayment Speed			61%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,156,691.58
Securitization Value of Defaulted Receivables and Casualty Receivables		1,076,352.85	76
Aggregate Defaulted and Casualty Gain (Loss)		80,338.73
Pool Balance at Beginning of Collection Period		584,261,897.75
Net Loss Ratio
Current Collection Period		0.0138%
Preceding Collection Period		0.0460%
Second Preceding Collection Period		0.0629%
Third Preceding Collection Period		-0.0085%
Cumulative Net Losses for all Periods		0.0171%	257,096.17

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.71%	4,151,145.25	278
61-90 Days Delinquent	0.19%	1,094,048.57	79
91-120 Days Delinquent	0.05%	320,005.68	21
More than 120 Days	0.00%	20,341.03	1

Total Delinquent Receivables:	0.95%	5,585,540.53	379

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.25%	0.28%
Preceding Collection Period		0.29%	0.30%
Second Preceding Collection Period		0.23%	0.25%
Third Preceding Collection Period		0.20%	0.20%
60 Day Delinquent Receivables		1,434,395.28
Delinquency Percentage		0.25%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		30,069,734.95	1,759
Securitization Value		24,712,594.47	1,759

Aggregate Residual Value Surplus (Loss)		5,357,140.48

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		364,183,629.69	22,350
Cumulative Securitization Value		316,825,943.34	22,350

Cumulative Residual Value Surplus (Loss)		47,357,686.35

Book Amount of Extensions		588,395.82
Number of Extensions		30

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			23,762,753.90
Reimbursement of Outstanding Advance			17,040,473.79
Additional Advances for current period			13,021,083.24

Ending Balance of Residual Advance			19,743,363.35

Beginning Balance of Payment Advance			1,330,352.85
Reimbursement of Outstanding Payment Advance			458,160.42
Additional Payment Advances for current period			935,028.96

Ending Balance of Payment Advance			1,807,221.39

NISSAN AUTO LEASE TRUST 2019-A

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

3. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

4. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

5. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO